TRANSACTIONS WITH RELATED PARTIES - Summary of Total Compensation of the Company's Key Management Personnel (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Fixed	R$ 47,655	R$ 66,619	R$ 65,310
Variable	197,026	143,349	145,229
Total	244,681	209,968	210,539
Board of Directors [Member]
Disclosure of transactions between related parties [line items]
Fixed	13,252	15,043	16,123
Variable	146,603	72,187	65,011
Total	159,855	87,230	81,134
Executive Board [Member]
Disclosure of transactions between related parties [line items]
Fixed	34,403	51,576	49,187
Variable	50,423	71,162	80,218
Total	R$ 84,826	R$ 122,738	R$ 129,405